Interests in subsidiaries - Summary of Financial Information of Subsidiaries Subject to Significant Restrictions (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	£ 104,530	£ 138,137
Current assets	14,186	15,409
Non-current liabilities	(50,109)	(59,983)
Current liabilities	(15,673)	(17,853)
Imperial Tobacco Canada
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	2,471	2,554
Current assets	2,621	2,193
Non-current liabilities	(103)	(114)
Current liabilities	(494)	(526)
Net assets (liabilities)	£ 4,495	£ 4,107